Document and Entity Information	Apr. 29, 2020
Details
Registrant CIK	0000916907
Registrant Name	SOUTHERN MISSOURI BANCORP, INC.
SEC Form	8-K
Period End date	Apr. 29, 2020
Trading Symbol	SMBC
Trading Exchange	NASDAQ
Tax Identification Number (TIN)	43-1665523
Emerging Growth Company	false
Entity Incorporation, State or Country Code	MO
Entity File Number	000-23406
Entity Address, Address Line One	2991 Oak Grove Road
Entity Address, City or Town	Poplar Bluff
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63901
City Area Code	573
Local Phone Number	778-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY